Income Taxes (Details Narrative) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jul. 04, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
U S Federal statutory income tax rate, percentage				21.00%	21.00%
Effective income tax rate reconciliation future income years tax rate				80.00%
Deferred tax assets valuation allowance				$ 9,019	$ 4,455
Non deductable loss				$ 1,500
Consolidated pre tax loss percentage				3.70%
Income tax holiday description	the extension of 100% bonus depreciation, restoration of the Section 163(j) interest limitation to an EBITDA basis, and the introduction of a 1% charitable contribution deduction floor. As of June 30, 2026, the immediate expensing of R&D costs under Section 174, the continuation of 100% bonus depreciation, and the restoration of the EBITDA-based Section 163(j) limitation are expected to decrease cash taxes in the short term and generate a federal net operating loss.
Effective tax rate		0.00%	0.00%	0.00%	0.00%
Expiry Twenty Twenty Four [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss
Indefinite Period [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss				16,700	$ 1,900
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss				$ 11,000	$ 4,700